INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Tax Charges
Taxes on profits assessable elsewhere have been calculated at the rates of tax prevailing in the jurisdictions in which the Group operates.

	2024	2023	2022
	US$’000	US$’000	US$’000
Current – United States of America	997	511	224
Current – Elsewhere	17,896	(2,375)	401
Deferred (note 19)	—	—	—
Total tax charge/(credit) for the year	18,893	(1,864)	625

Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates
A reconciliation of the tax charge/(credit) applicable to loss before tax at the statutory rates for the countries (or jurisdictions) in which the Company and the majority of its subsidiaries are domiciled to the tax expense/(credit) at the effective tax rates is as follows:

	2024		2023		2022
	US$’000	%	US$’000	%	US$’000	%
Loss before tax	(158,133)		(520,118)		(445,724)
At the statutory blended US federal and state income tax rate of 25.1% (2023: 24.3%; 2022: 28.1%)	(39,644)	25.1	(126,638)	24.3	(125,293)	28.1
Effect of tax rate differences and preferential tax rate in other countries and regions	3,857	(2.4)	51,092	(9.8)	15,129	(3.4)
Research and development credit	(13,323)	8.4	(8,942)	1.7	(24,970)	5.6
State rate change	(3,161)	2.0	5,959	(1.1)	(107)	—
Effect of non-deductible expenses	4,950	(3.1)	2,111	(0.4)	1,829	(0.4)
Tax losses and deductible temporary differences not recognized	53,856	(34.1)	83,054	(16.0)	137,912	(30.9)
Share-based compensation income tax benefit	(1,122)	0.7	(7,911)	1.5	(4,050)	0.9
Special tax adjustment	8,657	(5.5)	—	—	—	—
Others	4,823	(3.0)	(589)	0.2	175	—
Tax charge/(benefit) at the Company’s effective rate	18,893	(11.9)	(1,864)	0.4	625	(0.1)